Fair Value Measurements, Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Nov. 30, 2017
Fair Value Disclosures [Abstract]
Financial Instruments that are not Measured at Fair Value on a Recurring Basis
Financial Instruments that are not Measured at Fair Value on a Recurring Basis

	November 30, 2017				November 30, 2016
	Carrying Value	Fair Value			Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Long-term other assets (a)	$126	$—	$49	$75	$99	$1	$68	$31
Total	$126	$—	$49	$75	$99	$1	$68	$31
Liabilities
Fixed rate debt (b)	$5,588	$—	$5,892	$—	$5,436	$—	$5,727	$—
Floating rate debt (b)	3,658	—	3,697	—	4,018	—	4,048	—
Total	$9,246	$—	$9,589	$—	$9,454	$—	$9,775	$—

(a)
Long-term other assets is comprised of notes receivables. The fair values of our Level 2 notes receivables were based on estimated future cash flows discounted at appropriate market interest rates. The fair values of our Level 3 notes receivable were estimated using risk-adjusted discount rates.

(b)
The debt amounts above do not include the impact of interest rate swaps or debt issuance costs. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1 and, accordingly, are considered Level 2. The fair values of our other debt were estimated based on current market interest rates being applied to this debt.

Financial Instruments that are Measured at Fair Value on a Recurring Basis
Financial Instruments that are Measured at Fair Value on a Recurring Basis

	November 30, 2017			November 30, 2016
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$395	$—	$—	$603	$—	$—
Restricted cash	26	—	—	60	—	—
Short-term investments	—	—	—	—	—	21
Marketable securities held in rabbi trusts (a)	97	—	—	93	4	—
Derivative financial instruments	—	15	—	—	15	—
Total	$518	$15	$—	$756	$19	$21
Liabilities
Derivative financial instruments	$—	$161	$—	$—	$434	$—
Total	$—	$161	$—	$—	$434	$—

(a)	At November 30, 2017 and 2016, the use of marketable securities held in rabbi trusts is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.

Reconciliation of Changes in Carrying Amounts of Goodwill

	Goodwill
(in millions)	North America Segment	EAA Segment	Total
At November 30, 2015	$1,898	$1,112	$3,010
Foreign currency translation adjustment	—	(100)	(100)
At November 30, 2016	1,898	1,012	2,910
Impairment charge	—	(38)	(38)
Foreign currency translation adjustment	—	95	95
At November 30, 2017	$1,898	$1,069	$2,967

Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, which Represents Trademarks

	Trademarks
(in millions)	North America Segment	EAA Segment	Total
At November 30, 2015	$927	$307	$1,234
Foreign currency translation adjustment	—	(28)	(28)
At November 30, 2016	927	279	1,206
Impairment charge	—	(50)	(50)
Foreign currency translation adjustment	—	23	23
At November 30, 2017	$927	$252	$1,179

Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets

		November 30,
(in millions)	Balance Sheet Location	2017	2016
Derivative assets
Derivatives designated as hedging instruments
Net investment hedges (a)	Prepaid expenses and other	$3	$12
	Other assets	—	3
Foreign currency zero cost collars (b)	Prepaid expenses and other	12	—
Total derivative assets		$15	$15
Derivative liabilities
Derivatives designated as hedging instruments
Net investment hedges (a)	Accrued liabilities and other	$13	$26
	Other long-term liabilities	17	—
Interest rate swaps (c)	Accrued liabilities and other	10	10
	Other long-term liabilities	17	23
Foreign currency zero cost collars (b)	Accrued liabilities and other	—	12
	Other long-term liabilities	—	21
		57	92
Derivatives not designated as hedging instruments
Fuel (d)	Accrued liabilities and other	95	198
	Other long-term liabilities	9	144
		104	342
Total derivative liabilities		$161	$434

(a)
At November 30, 2017 and 2016, we had foreign currency swaps totaling $324 million and $291 million, respectively, that are designated as hedges of our net investments in foreign operations with a euro-denominated functional currency. At November 30, 2017, these foreign currency swaps settle through September 2019. At November 30, 2016 we had foreign currency forwards totaling $456 million that were designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency.

(b)
At November 30, 2017 and 2016, we had foreign currency derivatives consisting of foreign currency zero cost collars that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See “Newbuild Currency Risks” below for additional information regarding these derivatives.

(c)
We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. These interest rate swap agreements effectively changed $479 million at November 30, 2017 and $500 million at November 30, 2016 of EURIBOR-based floating rate euro debt to fixed rate euro debt. At November 30, 2017, these interest rate swaps settle through March 2025.

(d)
At November 30, 2017 and 2016, we had fuel derivatives consisting of zero cost collars on Brent crude oil (“Brent”) to cover a portion of our estimated fuel consumption through 2018. See “Fuel Price Risks” below for additional information regarding these fuel derivatives.

Offsetting Derivative Instruments
Our derivative contracts include rights of offset with our counterparties. We have elected to net certain of our derivative assets and liabilities within counterparties.

	November 30, 2017
(in millions)	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$15	$—	$15	$(8)	$7
Liabilities	$161	$—	$161	$(8)	$153

	November 30, 2016
(in millions)	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$15	$—	$15	$(15)	$—
Liabilities	$434	$—	$434	$(15)	$419

Schedule of Derivative Instruments Effect on Other Comprehensive Income (Loss)
The effective gain (loss) portions of our derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss) were as follows:

	November 30,
(in millions)	2017	2016	2015
Net investment hedges	$(31)	$(33)	$58
Foreign currency zero cost collars – cash flow hedges	$45	$(8)	$(57)
Interest rate swaps – cash flow hedges	$8	$8	$2

(Losses) Gains on Fuel Derivatives, Net

	November 30,
(in millions)	2017	2016	2015
Unrealized gains (losses) on fuel derivatives, net	$227	$236	$(332)
Realized losses on fuel derivatives, net	(192)	(283)	(244)
Gains (losses) on fuel derivatives, net	$35	$(47)	$(576)

Fuel Derivatives Outstanding
At November 30, 2017, our outstanding fuel derivatives consisted of zero cost collars on Brent as follows:

Maturities (a)	Transaction Dates	Barrels (in thousands)	Weighted-Average Floor Prices	Weighted-Average Ceiling Prices
Fiscal 2018
	January 2014	2,700	$75	$110
	October 2014	3,000	$80	$114
		5,700

(a)	Fuel derivatives mature evenly over each month in 2018.

Newbuild Currency Risks

	Entered Into	Matures in	Weighted-Average Floor Rate	Weighted- Average Ceiling Rate
Carnival Horizon	2016	March 2018	$1.02	$1.25
Seabourn Ovation	2016	April 2018	$1.02	$1.25
Nieuw Statendam	2016	November 2018	$1.05	$1.25